Equity Incentive Plan and Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Stock Option Activity

The following table summarizes stock option activity under the Company’s equity incentive plans for the year ended December 31, 2019:

	Shares Subject to Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Options Outstanding at December 31, 2018	3,476,847	$12.67
Granted	1,841,380	$7.60
Exercised	(69,697)	$3.61
Forfeitures and cancellations	(913,595)	$11.67
Options Outstanding at December 31, 2019	4,334,935	$10.87	7.2
Options Exercisable at December 31, 2019	2,128,758	$11.58	5.8	$-

Summary of Information Regarding Stock Options

The following table summarizes certain information regarding stock options (in thousands):

	Years Ended December 31,
	2019	2018	2017
Fair value of options vested during the period	$6,336	$6,318	$2,194
Cash received from options exercised during the period	$252	$67	$81
Intrinsic value of options exercised during the period	$491	$508	$677

Summary of Fair Value of Employee Stock Option Grants with Both Time-Based and Performance-Based Vesting Provisions and Stock Purchase Rights

The weighted average assumptions used in the Black-Scholes option pricing model to determine the fair value of the employee stock option grants with both time-based and performance-based vesting provisions and stock purchase rights were as follows:

	Years Ended December 31,
	2019	2018	2017
Time based stock options
Risk-free interest rate	2.2%	2.7%	2.0%
Volatility	82.6%	85.9%	82.2%
Dividend yield	0%	0%	0%
Expected term (in years)	5.9	6.1	6.1
Grant date fair value per share	$5.31	$8.12	$10.39
Performance based stock options
Risk-free interest rate	—	—	2.1%
Volatility	—	—	75.9%
Dividend yield	—	—	0%
Expected term (in years)	—	—	6.3
Grant date fair value per share	$—	$—	$6.73
Employee stock purchase plan
Risk-free interest rate	2.6%	2.5%	1.2%
Volatility	71.6%	78.1%	69.8%
Dividend yield	0%	0%	0%
Expected term (in years)	0.5	1.1	1.3
Grant date fair value per share	$4.44	$5.02	$4.61

Summary of Total Non-Cash Stock-Based Compensation Expense for All Stock Awards and Purchase Rights, Net of Forfeitures Recognized

Total non-cash stock-based compensation expense for all stock awards and purchase rights, net of forfeitures recognized as they occur, that was recognized in the statements of operations is as follows (in thousands):

	Years Ended December 31,
	2019	2018	2017
Research and development	$3,269	$3,023	$1,783
General and administrative	4,791	3,847	2,668
Total	$8,060	$6,870	$4,451